UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

ITEM 1.                      REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Profile II Portfolios

Semi-Annual Report

June 30, 2009

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”).  Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2009
UNAUDITED

				MAXIM	MAXIM
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE II	PROFILE II	PROFILE II	PROFILE II	PROFILE II
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
ASSETS:
Investments in securities, market value (1)	$450,904,362	$222,261,385	$828,549,800	$88,216,026	$33,992,233

Total assets	450,904,362	222,261,385	828,549,800	88,216,026	33,992,233

LIABILITIES:
Due to investment adviser	6,176	3,041	11,345	1,208	465

NET ASSETS	$450,898,186	$222,258,344	$828,538,455	$88,214,818	$33,991,768

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$9,041,714	$2,796,041	$12,840,146	$1,239,986	$414,966
Additional paid-in capital	690,034,844	250,994,547	1,045,434,014	118,211,608	40,242,739
Net unrealized depreciation on investments	(196,472,985)	(14,476,556)	(157,704,248)	(17,126,435)	(587,049)
Undistributed net investment income	210,597	237,684	520,089	55,838	24,413
Accumulated net realized loss on investments	(51,915,984)	(17,293,372)	(72,551,546)	(14,166,179)	(6,103,301)

NET ASSETS	$450,898,186	$222,258,344	$828,538,455	$88,214,818	$33,991,768

NET ASSET VALUE PER OUTSTANDING SHARE	$4.99	$7.95	$6.45	$7.11	$8.19
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	175,000,000	100,000,000	200,000,000	100,000,000	100,000,000
Outstanding	90,417,139	27,960,405	128,401,457	12,399,857	4,149,656

(1) Cost of investments in securities:	$647,377,347	$236,737,941	$986,254,048	$105,342,461	$34,579,282

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2009
UNAUDITED

				MAXIM	MAXIM
	MAXIM	MAXIM	MAXIM	MODERATELY	MODERATELY
	AGGRESSIVE	CONSERVATIVE	MODERATE	AGGRESSIVE	CONSERVATIVE
	PROFILE II	PROFILE II	PROFILE II	PROFILE II	PROFILE II
	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO

INVESTMENT INCOME:
Income distributions received	$1,246,448	$3,317,677	$6,548,052	$638,267	$348,390

EXPENSES:
Management fees	196,040	101,021	377,588	37,260	14,700

NET INVESTMENT INCOME	1,050,408	3,216,656	6,170,464	601,007	333,690

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(27,466,107)	(12,057,335)	(63,952,879)	(6,404,460)	(3,690,905)
Change in net unrealized depreciation on investments	56,718,640	24,880,906	108,569,226	12,472,030	5,669,604

Net realized and unrealized gain on investments	29,252,533	12,823,571	44,616,347	6,067,570	1,978,699

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$30,302,941	$16,040,227	$50,786,811	$6,668,577	$2,312,389

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2009 AND YEAR ENDED DECEMBER 31, 2008

	MAXIM AGGRESSIVE PROFILE II PORTFOLIO		MAXIM CONSERVATIVE PROFILE II PORTFOLIO		MAXIM MODERATE PROFILE II PORTFOLIO
	2009	2008	2009	2008	2009	2008
	UNAUDITED		UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,050,408	$5,216,404	$3,216,656	$8,807,248	$6,170,464	$26,184,100
Net realized loss on investments	(27,466,107)	(33,857,157)	(12,057,335)	(4,519,519)	(63,952,879)	(15,026,448)
Capital gain distributions received	0	20,431,551	0	3,717,287	0	27,607,868
Change in net unrealized appreciation (depreciation) on investments	56,718,640	(267,639,372)	24,880,906	(39,580,343)	108,569,226	(283,889,257)

Net increase (decrease) in net assets resulting from operations	30,302,941	(275,848,574)	16,040,227	(31,575,327)	50,786,811	(245,123,737)

DISTRIBUTIONS:
From net investment income	(1,055,354)	(5,200,694)	(3,219,091)	(8,647,279)	(6,179,547)	(26,202,438)
From net realized gains	0	(56,414,545)	0	(5,744,853)	0	(60,054,974)

Total distributions	(1,055,354)	(61,615,239)	(3,219,091)	(14,392,132)	(6,179,547)	(86,257,412)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	95,059,557	246,692,760	63,187,548	131,392,562	136,918,563	371,303,529
Reinvestment of distributions	1,055,354	61,615,239	3,219,091	14,392,132	6,179,547	86,257,412
Redemptions of shares	(82,031,312)	(317,835,553)	(52,679,681)	(138,439,013)	(153,012,731)	(451,146,109)

Net increase (decrease) in net assets resulting from share transactions	14,083,599	(9,527,554)	13,726,958	7,345,681	(9,914,621)	6,414,832

Total increase (decrease) in net assets	43,331,186	(346,991,367)	26,548,094	(38,621,778)	34,692,643	(324,966,317)

NET ASSETS:
Beginning of period	407,567,000	754,558,367	195,710,250	234,332,028	793,845,812	1,118,812,129

End of period (1)	$450,898,186	$407,567,000	$222,258,344	$195,710,250	$828,538,455	$793,845,812
	0	0	0	0	0	0
OTHER INFORMATION:

SHARES:
Sold	21,359,645	36,260,281	8,426,561	15,249,668	22,924,143	49,325,426
Issued in reinvestment of distributions	210,230	9,344,215	404,408	1,775,791	953,634	12,240,394
Redeemed	(18,622,347)	(45,184,081)	(7,044,394)	(16,068,310)	(26,080,264)	(59,209,122)

Net increase (decrease)	2,947,528	420,415	1,786,575	957,149	(2,202,487)	2,356,698

(1) Including undistributed net investment income	$210,597	$215,543	$237,684	$240,119	$520,089	$529,172

See notes to financial statements.
						(Continued)

MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2009 AND YEAR ENDED DECEMBER 31, 2008

	MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO		MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
	2009	2008	2009	2008
	UNAUDITED		UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$601,007	$2,146,122	$333,690	$941,165
Net realized loss on investments	(6,404,460)	(3,797,226)	(3,690,905)	(1,599,769)
Capital gain distributions received	0	2,600,718	0	714,798
Change in net unrealized appreciation (depreciation) on investments	12,472,030	(27,839,177)	5,669,604	(5,528,913)

Net increase (decrease) in net assets resulting from operations	6,668,577	(26,889,563)	2,312,389	(5,472,719)

DISTRIBUTIONS:
From net investment income	(601,975)	(2,132,319)	(334,063)	(930,149)
From net realized gains	0	(5,014,036)	0	(1,118,511)

Total distributions	(601,975)	(7,146,355)	(334,063)	(2,048,660)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	23,634,483	34,489,267	12,585,842	19,478,229
Reinvestment of distributions	601,975	7,146,355	334,063	2,048,660
Redemptions of shares	(10,439,784)	(34,450,757)	(8,798,239)	(14,416,756)

Net increase in net assets resulting share transactions	13,796,674	7,184,865	4,121,666	7,110,133

Total increase (decrease) in net assets	19,863,276	(26,851,053)	6,099,992	(411,246)

NET ASSETS:
Beginning of period	68,351,542	95,202,595	27,891,776	28,303,022

End of period (1)	$88,214,818	$68,351,542	$33,991,768	$27,891,776
	0	0	0	0
OTHER INFORMATION:

SHARES:
Sold	3,707,294	4,011,225	1,646,531	2,210,506
Issued in reinvestment of distributions	84,192	868,589	40,690	237,479
Redeemed	(1,663,268)	(3,703,059)	(1,154,958)	(1,621,653)

Net increase	2,128,218	1,176,755	532,263	826,332

(1) Including undistributed net investment income	$55,838	$56,806	$24,413	$24,786

See notes to financial statements.
				(Concluded)

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	UNAUDITED

Net Asset Value, Beginning of Period	$4.66		$8.67	$9.25	$9.44	$9.61	$8.73

Income from Investment Operations

Net investment income	0.01		0.06	0.12	0.22	0.12	0.15
Capital gain distributions received	0.00		0.23	0.64	0.77	0.65	0.26

Total distributions received	0.01		0.29	0.76	0.99	0.77	0.41

Net realized and unrealized gain (loss) on investments	0.33		(3.53)	(0.10)	0.41	0.08	1.07

Total Income (Loss) From
Investment Operations	0.34		(3.24)	0.66	1.40	0.85	1.48

Less Distributions

From net investment income	(0.01)		(0.06)	(0.12)	(0.22)	(0.12)	(0.15)
From net realized gains	0.00		(0.71)	(1.12)	(1.37)	(0.90)	(0.45)

Total Distributions	(0.01)		(0.77)	(1.24)	(1.59)	(1.02)	(0.60)

Net Asset Value, End of Period	$4.99		$4.66	$8.67	$9.25	$9.44	$9.61

Total Return ±	7.33%	^	(39.90%)	7.35%	15.59%	8.97%	17.13%

Net Assets, End of Period ($000)	$450,898		$407,567	$754,558	$779,700	$719,786	$686,791

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	0.54%	*	0.90%	1.26%	2.22%	1.22%	1.71%

Portfolio Turnover Rate	8.38%	^	58.62%	17.27%	21.79%	22.08%	37.96%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

^	Based on operations for the period shown and, accordingly are not representative of a full year.

* Annualized

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	UNAUDITED

Net Asset Value, Beginning of Period	$7.48		$9.29	$9.50	$9.46	$9.61	$9.56

Income from Investment Operations

Net investment income	0.12		0.35	0.30	0.32	0.32	0.40
Capital gain distributions received	0.00		0.14	0.20	0.26	0.19	0.04

Total distributions received	0.12		0.49	0.50	0.58	0.51	0.44

Net realized and unrealized gain (loss) on investments	0.47		(1.73)	0.01	0.17	(0.10)	0.23

Total Income (Loss) From
Investment Operations	0.59		(1.24)	0.51	0.75	0.41	0.67

Less Distributions

From net investment income	(0.12)		(0.34)	(0.30)	(0.32)	(0.32)	(0.40)
From net realized gains	0.00		(0.23)	(0.42)	(0.39)	(0.24)	(0.22)

Total Distributions	(0.12)		(0.57)	(0.72)	(0.71)	(0.56)	(0.62)

Net Asset Value, End of Period	$7.95		$7.48	$9.29	$9.50	$9.46	$9.61

Total Return ±	7.84%	^	(13.67%)	5.69%	8.12%	4.32%	7.10%

Net Assets, End of Period ($000)	$222,258		$195,710	$234,332	$219,625	$216,132	$215,360

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	3.19%	*	4.05%	3.23%	3.25%	3.27%	3.14%

Portfolio Turnover Rate	11.56%	^	51.82%	27.31%	23.17%	43.41%	46.10%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	UNAUDITED

Net Asset Value, Beginning of Period	$6.08		$8.72	$9.09	$9.17	$9.32	$9.02

Income from Investment Operations

Net investment income	0.05		0.21	0.21	0.26	0.22	0.27
Capital gain distributions received	0.00		0.21	0.40	0.52	0.41	0.13

Total distributions received	0.05		0.42	0.61	0.78	0.63	0.40

Net realized and unrealized gain (loss) on investments	0.37		(2.36)	0.02	0.29	(0.04)	0.62

Total Income (Loss) From
Investment Operations	0.42		(1.94)	0.63	1.07	0.59	1.02

Less Distributions

From net investment income	(0.05)		(0.21)	(0.21)	(0.26)	(0.22)	(0.27)
From net realized gains	0.00		(0.49)	(0.79)	(0.89)	(0.52)	(0.45)

Total Distributions	(0.05)		(0.70)	(1.00)	(1.15)	(0.74)	(0.72)

Net Asset Value, End of Period	$6.45		$6.08	$8.72	$9.09	$9.17	$9.32

Total Return ±	6.88%	^	(23.14%)	7.22%	12.20%	6.38%	11.55%

Net Assets, End of Period ($000)	$828,538		$793,846	$1,118,812	$1,125,322	$1,021,073	$1,004,313

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	1.63%	*	2.73%	2.34%	2.78%	2.13%	2.45%

Portfolio Turnover Rate	11.45%	^	54.20%	23.43%	21.02%	36.96%	38.17%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	UNAUDITED

Net Asset Value, Beginning of Period	$6.65		$10.47	$10.95	$10.12	$9.58	$8.62

Income from Investment Operations

Net investment income	0.04		0.23	0.26	0.33	0.21	0.20
Capital gain distributions received	0.00		0.25	0.57	0.71	0.58	0.15

Total distributions received	0.04		0.48	0.83	1.04	0.79	0.35

Net realized and unrealized gain (loss) on investments	0.47		(3.51)	(0.04)	0.37	(0.04)	0.81

Total Income (Loss) From
Investment Operations	0.51		(3.03)	0.79	1.41	0.75	1.16

Less Distributions

From net investment income	(0.05)		(0.22)	(0.26)	(0.33)	(0.21)	(0.20)
From net realized gains	0.00		(0.57)	(1.01)	(0.25)	0.00	0.00

Total Distributions	(0.05)		(0.79)	(1.27)	(0.58)	(0.21)	(0.20)

Net Asset Value, End of Period	$7.11		$6.65	$10.47	$10.95	$10.12	$9.58

Total Return ±	7.65%	^	(30.25%)	7.44%	13.97%	7.83%	13.51%

Net Assets, End of Period ($000)	$88,215		$68,352	$95,203	$90,577	$81,369	$74,530

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to
Average Net Assets	1.61%	*	2.78%	2.35%	3.01%	2.19%	2.24%

Portfolio Turnover Rate	9.96%	^	71.86%	41.74%	32.93%	38.44%	51.14%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.							(Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended		Year Ended December 31,
	June 30, 2009		2008	2007	2006	2005	2004
	UNAUDITED

Net Asset Value, Beginning of Period	$7.71		$10.14	$10.42	$9.90	$9.56	$8.93

Income from Investment Operations

Net investment income	0.08		0.29	0.28	0.29	0.24	0.25
Capital gain distributions received	0.00		0.20	0.37	0.47	0.34	0.11

Total distributions received	0.08		0.49	0.65	0.76	0.58	0.36

Net realized and unrealized gain (loss) on investments	0.48		(2.27)	0.01	0.24	0.00	0.52

Total Income (Loss) From Investment Operations	0.56		(1.78)	0.66	1.00	0.58	0.88

Less Distributions

From net investment income	(0.08)		(0.28)	(0.28)	(0.29)	(0.24)	(0.25)
From net realized gains	0.00		(0.37)	(0.66)	(0.19)	0.00	0.00

Total Distributions	(0.08)		(0.65)	(0.94)	(0.48)	(0.24)	(0.25)

Net Asset Value, End of Period	$8.19		$7.71	$10.14	$10.42	$9.90	$9.56

Total Return ±	7.28%	^	(18.16%)	6.60%	10.15%	6.05%	9.90%

Net Assets, End of Period ($000)	$33,992		$27,892	$28,303	$21,372	$19,722	$18,832

Ratio of Expenses to Average Net Assets #	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets	2.27%	*	3.53%	2.80%	2.75%	2.46%	2.85%

Portfolio Turnover Rate	20.80%	^	63.94%	61.31%	37.85%	60.44%	50.48%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

#	Does not include expenses of the investment companies in which the portfolio invests.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized

See notes to financial statements.							(Concluded)

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2009
UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of forty-eight portfolios.  Interests in the Maxim Aggressive Profile II, Maxim Conservative Profile II, Maxim Moderate Profile II, Maxim Moderately Aggressive Profile II and Maxim Moderately Conservative Profile II Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund.  The investment objective of each Portfolio is:  to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Maxim Aggressive Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Maxim Conservative Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Maxim Moderate Profile II Portfolio; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Maxim Moderately Aggressive Profile II Portfolio; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Maxim Moderately Conservative Profile II Portfolio.  Each Portfolio is non-diversified as defined in the 1940 Act.  The Portfolios are available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Life Insurance Company, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Life Insurance Company provide administrative services.  The Portfolios are also available as an investment option for college savings programs.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Investments in shares of the underlying funds are valued at their net asset value as reported by the underlying fund.  Investments in the GWL&A Contract (the Contract) are valued at the amount of deposits plus interest less withdrawals, determined on a daily basis.  The investment in the Contract is a guaranteed account invested in the general account of GWL&A.  The interest rate credited may change on a calendar quarter basis, but on an annual effective basis will not be less than 1.5%. The investment in the Contract is considered to be fair valued with the major consideration in the valuation being the credit rating of GWL&A.

The Portfolios are subject to the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157).  FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.

The valuation hierarchy is based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2009, the inputs used to value the Portfolio’s investments were as follows:

Description	Level 1	Level 2	Level 3	Total
Aggressive Profile I Portfolio	$450,904,362	$-	$-	$450,904,362
Conservative Profile I Portfolio	172,869,056	-	49,392,329	222,261,385
Moderate Profile I Portfolio	706,757,956	-	121,791,844	828,549,800
Moderately Aggressive Profile I Portfolio	83,917,406	-	4,298,620	88,216,026
Moderately Conservative Profile I Portfolio	26,468,185	-	7,524,048	33,992,233

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2009:

			Moderately	Moderately
	Conservative	Moderate	Aggressive	Conservative
	Profile II	Profile II	Profile II	Profile II
Description	Portfolio	Portfolio	Portfolio	Portfolio
Beginning Balance, January 1, 2009	$40,769,228	103,816,692	2,899,994	5,663,217
Total realized gains (or losses)	684,793	14,251,590	56,100	80,079
Purchases, sales and corporate actions	7,938,308	32,226,742	1,342,526	1,780,752
Transfers into (out of) Level 3	-	-	-	-
Ending Balance, June 30, 2009	$49,392,329	121,791,844	4,298,620	7,524,048

Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date.

Interest on the Contract is accrued daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of Financial Accounting Standards Board Interpretation No. 48 (FIN 48).  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2005 through December 31, 2008.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC (MCM), a wholly-owned subsidiary of the Company.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Portfolio.  Each Portfolio will also bear the indirect expense of the underlying investments.  Because the underlying funds have varied expense and fee levels and the Portfolios may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Portfolios will vary.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The Portfolios each may invest in a fixed interest contract issued and guaranteed by GWL&A.  The contract has a stable principal value and pays a fixed rate of interest.  GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis).  Each of the Portfolios may also invest in various funds offered by Putnam Funds which is an affiliate of MCM & GWL&A.

As of June 30, 2009, there were forty-eight Portfolios of the Fund for which the Directors served as Directors.  The total compensation paid to the independent directors with respect to all portfolios for which they serve as Directors was $114,500 for the six months ended June 30, 2009. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

An affiliated company represents ownership by a Portfolio of at least 5% of the voting securities of the issuer during the period, as defined in the 1940 Act.  A summary of transactions during the six months ended June 30, 2009, in which the issuer was an affiliate of the Portfolio, is included on the following pages.

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	06/30/2009

Aggressive Profile II Portfolio

Maxim Bernstein International Equity Portfolio	6,146,798	$34,075,746	$4,967,429	$12,462,315	$(7,153,832)	$0	$37,126,658
Maxim Invesco ADR Portfolio	3,595,003	33,661,549	3,000,888	4,472,460	(1,805,759)	0	36,740,936
Maxim Janus Large Cap Growth Portfolio	4,831,805	37,601,452	3,185,729	6,560,186	(2,921,735)	0	44,839,151
Maxim Loomis Sayles Small-Cap Value Portfolio	2,528,137	30,414,404	3,603,318	1,985,550	(793,969)	69,138	33,877,032
Maxim MFS® International Growth Portfolio	4,606,495	34,057,647	3,292,436	3,336,505	(1,525,430)	0	37,036,224
Maxim MidCap Value Portfolio	7,282,926	41,927,604	5,276,336	2,901,671	(1,270,970)	294,156	45,445,461
Maxim Small-Cap Growth Portfolio	1,866,107	19,714,008	3,710,006	2,913,666	(831,458)	0	23,009,098
Maxim Small-Cap Value Portfolio	5,086,711	31,717,178	4,898,847	1,976,298	(766,448)	197,630	34,284,434
Maxim T. Rowe Price Equity/Income Portfolio	3,213,912	30,167,126	4,664,475	2,993,792	(1,447,631)	386,121	33,810,357
Maxim T. Rowe Price MidCap Growth Portfolio	3,784,094	41,369,575	3,320,753	8,675,025	(3,527,205)	0	45,371,288
Putnam Mid Cap Value Fund	5,703,320	42,774,654	3,478,586	9,439,214	(4,355,930)	0	45,569,523

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	06/30/2009

Conservative Profile II Portfolio

Maxim Federated Bond Portfolio	2,227,076	$19,013,123	$3,847,399	$1,577,607	$(42,949)	$518,658	$21,958,968
Maxim Global Bond Portfolio	1,359,436	9,332,727	2,137,693	715,288	(161,922)	126,834	11,228,939
Maxim High Yield Bond Portfolio	2,492,465	14,115,363	2,559,064	4,727,763	(1,822,794)	960,494	16,574,890
Maxim Janus Large Cap Growth Portfolio	1,822,005	15,472,722	1,545,900	5,536,644	(2,267,419)	0	16,908,204
Maxim Short Duration Bond Portfolio	1,690,370	13,624,166	3,313,839	842,781	(53,431)	323,370	16,531,823
Maxim U.S. Government Mortgage Securities Portfolio	1,827,166	18,660,228	4,493,637	1,115,406	17,109	413,400	22,035,621

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	06/30/2009

Moderate Profile II Portfolio

Maxim Bernstein International Equity Portfolio	6,852,946	$42,878,284	$4,684,279	$22,934,261	$(13,102,802)	$0	$41,391,794
Maxim Federated Bond Portfolio	6,177,995	54,495,248	9,497,897	4,859,190	(88,593)	1,420,051	60,915,035
Maxim Global Bond Portfolio	5,028,342	35,653,552	7,158,223	3,073,593	(705,973)	469,415	41,534,106
Maxim High Yield Bond Portfolio	3,073,056	17,977,504	1,966,415	4,712,907	(1,826,196)	1,184,904	20,435,820
Maxim Invesco ADR Portfolio	4,012,834	42,391,181	2,061,814	11,751,947	(5,402,424)	0	41,011,164
Maxim Janus Large Cap Growth Portfolio	8,985,302	78,866,149	2,926,374	23,507,724	(10,181,933)	0	83,383,603
Maxim Loomis Sayles Small-Cap Value Portfolio	3,134,243	42,540,098	1,839,276	6,200,229	(2,789,932)	85,751	41,998,853
Maxim MFS® International Growth Portfolio	5,141,866	42,889,641	2,603,146	10,303,267	(4,714,827)	0	41,340,601
Maxim MidCap Value Portfolio	6,771,715	43,999,624	2,719,332	6,893,730	(2,974,155)	273,627	42,255,503
Maxim Small-Cap Value Portfolio	6,306,208	44,378,821	3,461,080	5,515,139	(2,158,784)	245,116	42,503,844
Maxim T. Rowe Price Equity/Income Portfolio	3,984,439	42,215,519	4,939,265	10,250,430	(4,710,250)	478,899	41,916,302
Maxim T. Rowe Price MidCap Growth Portfolio	3,518,450	43,405,999	2,139,672	14,722,141	(5,753,149)	0	42,186,220
Maxim U.S. Government Mortgage Securities Portfolio	5,068,632	53,483,201	11,150,234	3,414,018	107,476	1,133,030	61,127,701
Putnam High Yield Advantage Fund	4,106,363	17,881,217	2,105,567	3,804,782	(926,288)	870,547	20,490,751
Putnam Mid Cap Value Fund	5,302,949	44,889,426	2,445,477	16,362,827	(7,380,384)	0	42,370,559

		Market					Market
	Shares	Value	Purchase	Sales	Realized	Dividends	Value
Affiliate	Held	12/31/2008	Cost	Cost	Gain/(Loss)	Received	06/30/2009

Moderately Aggressive Profile II Portfolio

Maxim Small-Cap Growth Portfolio	367,406	$3,463,126	$1,120,932	$686,575	$(284,994)	$0	$4,530,121

3.	PURCHASES & SALES OF UNDERLYING INVESTMENTS

For the six months ended June 30, 2009, the aggregate cost of purchases and proceeds from sales of underlying investments were as follows:

	Purchases	Sales

Aggressive Profile II Portfolio	$47,416,753	$33,330,020
Conservative Profile II Portfolio	37,353,693	23,627,763
Moderate Profile II Portfolio	87,668,155	97,583,479
Moderately Aggressive Profile II Portfolio	21,291,954	7,494,990
Moderately Conservative Profile II Portfolio	10,292,394	6,170,873

4.         UNREALIZED APPRECIATION (DEPRECIATION)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 2009 were as follows:

	Cost For
	Income			Net
	Tax	Gross	Gross	Unrealized
	Purposes	Appreciation	Depreciation	Depreciation

Aggressive Profile II Portfolio	$709,007,155	$0	$(258,102,793)	$(258,102,793)
Conservative Profile II Portfolio	258,659,341	3,205,515	(39,603,471)	(36,397,956)
Moderate Profile II Portfolio	1,083,794,721	7,971,290	(263,216,211)	(255,244,921)
Moderately Aggressive Profile II Portfolio	119,897,915	149,002	(31,830,891)	(31,681,889)
Moderately Conservative Profile II Portfolio	41,197,819	226,371	(7,431,957)	(7,205,586)

5.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

6.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the balance sheet date, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements. There is no additional evidence regarding the conditions that existed at the balance sheet date.

Maxim Series Fund, Inc.

Summary of Investments by Asset Class

Maxim Conservative Profile II Portfolio
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	88,418,351	39.78%
Fixed Interest Contract	49,392,329	22.22%
International Equity	11,151,986	5.02%
Large-Cap Equity	33,903,334	15.25%
MidCap Equity	11,440,142	5.15%
Short-Term Bond	16,531,823	7.44%
Small-Cap Equity	11,423,420	5.14%
	$222,261,385	100.00%

Maxim Moderately Conservative Profile II Portfolio
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	10,107,649	29.74%
Fixed Interest Contract	7,524,048	22.13%
International Equity	3,397,502	9.99%
Large-Cap Equity	5,164,144	15.19%
MidCap Equity	3,479,787	10.24%
Short-Term Bond	839,431	2.47%
Small-Cap Equity	3,479,672	10.24%
	$33,992,233	100.00%

Maxim Moderate Profile II Portfolio
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	204,503,413	24.68%
Fixed Interest Contract	121,791,844	14.70%
International Equity	123,743,559	14.93%
Large-Cap Equity	167,196,005	20.18%
MidCap Equity	126,812,282	15.31%
Small-Cap Equity	84,502,697	10.20%
	$828,549,800	100.00%

Maxim Moderately Aggressive Profile II Portfolio
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
Bond	17,345,929	19.66%
Fixed Interest Contract	4,298,620	4.87%
International Equity	15,285,652	17.33%
Large-Cap Equity	22,139,274	25.10%
MidCap Equity	17,906,363	20.30%
Small-Cap Equity	11,240,188	12.74%
	$88,216,026	100.00%

Maxim Aggressive Profile II Portfolio
June 30, 2009
Unaudited

		% of Portfolio
Asset Class	Value ($)	Investments
International Equity	110,903,818	24.60%
Large-Cap Equity	112,443,708	24.94%
MidCap Equity	136,386,272	30.24%
Small-Cap Equity	91,170,564	20.22%
	$450,904,362	100.00%

MAXIM SERIES FUND, INC.

MAXIM AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
6,146,798	Maxim Bernstein International Equity Portfolio	37,126,658
3,595,003	Maxim Invesco ADR Portfolio	36,740,936
4,831,805	Maxim Janus Large Cap Growth Portfolio	44,839,151
2,528,137	Maxim Loomis Sayles Small-Cap Value Portfolio	33,877,032
4,606,495	Maxim MFS® International Growth Portfolio	37,036,224
7,282,926	Maxim MidCap Value Portfolio	45,445,461
1,866,107	Maxim Small-Cap Growth Portfolio	23,009,098
5,086,711	Maxim Small-Cap Value Portfolio	34,284,434
3,213,912	Maxim T. Rowe Price Equity/Income Portfolio	33,810,357
3,784,094	Maxim T. Rowe Price MidCap Growth Portfolio	45,371,288
2,943,746	Putnam Equity Income Fund	33,794,200
5,703,320	Putnam Mid Cap Value Fund	45,569,523

TOTAL COMMON STOCK		$450,904,362
(Cost $647,377,347)

OTHER ASSETS AND LIABILITIES		(6,176)

TOTAL MAXIM AGGRESSIVE PROFILE II PORTFOLIO		$450,898,186

See Notes to Financial Statements.                                                                                                                     (Continued)

MAXIM SERIES FUND, INC.

MAXIM CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
618,839	Maxim Bernstein International Equity Portfolio	3,737,787
2,227,076	Maxim Federated Bond Portfolio	21,958,968
1,359,436	Maxim Global Bond Portfolio	11,228,939
2,492,465	Maxim High Yield Bond Portfolio	16,574,890
362,368	Maxim Invesco ADR Portfolio	3,703,401
1,822,005	Maxim Janus Large Cap Growth Portfolio	16,908,204
423,700	Maxim Loomis Sayles Small-Cap Value Portfolio	5,677,577
461,542	Maxim MFS® International Growth Portfolio	3,710,798
915,428	Maxim MidCap Value Portfolio	5,712,270
1,690,370	Maxim Short Duration Bond Portfolio	16,531,823
852,499	Maxim Small-Cap Value Portfolio	5,745,843
807,946	Maxim T. Rowe Price Equity/Income Portfolio	8,499,594
1,827,166	Maxim U.S. Government Mortgage Securities Portfolio	22,035,621
740,029	Putnam Equity Income Fund	8,495,536
3,330,648	Putnam High Yield Advantage Fund	16,619,933
716,880	Putnam Mid Cap Value Fund	5,727,872

TOTAL COMMON STOCK		$172,869,056
(Cost $190,551,490)

FIXED INTEREST CONTRACT

Shares		Value ($)
46,186,450	* Great-West Life & Annuity Contract	49,392,329

TOTAL FIXED INTEREST CONTRACT		$49,392,329
(Cost $46,186,451)

OTHER ASSETS AND LIABILITIES		(3,041)

TOTAL MAXIM CONSERVATIVE PROFILE II PORTFOLIO		$222,258,344

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

See Notes to Financial Statements.                                                                                                                     (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
6,852,946	Maxim Bernstein International Equity Portfolio	41,391,794
6,177,995	Maxim Federated Bond Portfolio	60,915,035
5,028,342	Maxim Global Bond Portfolio	41,534,106
3,073,056	Maxim High Yield Bond Portfolio	20,435,820
4,012,834	Maxim Invesco ADR Portfolio	41,011,164
8,985,302	Maxim Janus Large Cap Growth Portfolio	83,383,603
3,134,243	Maxim Loomis Sayles Small-Cap Value Portfolio	41,998,853
5,141,866	Maxim MFS® International Growth Portfolio	41,340,601
6,771,715	Maxim MidCap Value Portfolio	42,255,503
6,306,208	Maxim Small-Cap Value Portfolio	42,503,844
3,984,439	Maxim T. Rowe Price Equity/Income Portfolio	41,916,302
3,518,450	Maxim T. Rowe Price MidCap Growth Portfolio	42,186,220
5,068,632	Maxim U.S. Government Mortgage Securities Portfolio	61,127,701
3,649,486	Putnam Equity Income Fund	41,896,100
4,106,363	Putnam High Yield Advantage Fund	20,490,751
5,302,949	Putnam Mid Cap Value Fund	42,370,559

TOTAL COMMON STOCK		$706,757,956
(Cost $872,440,805)

FIXED INTEREST CONTRACT

Shares		Value ($)
106,217,446	*Great West Life & Annuity Contract	$121,791,844

TOTAL FIXED INTEREST CONTRACT		121,791,844
(Cost $113,813,243)

OTHER ASSETS AND LIABILITIES		(11,345)

TOTAL MAXIM MODERATE PROFILE II PORTFOLIO		$828,538,455

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

See Notes to Financial Statements.                                                                                                                     (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
847,491	Maxim Bernstein International Equity Portfolio	5,118,847
436,097	Maxim Federated Bond Portfolio	4,299,916
532,412	Maxim Global Bond Portfolio	4,397,723
325,376	Maxim High Yield Bond Portfolio	2,163,748
495,409	Maxim Invesco ADR Portfolio	5,063,077
951,351	Maxim Janus Large Cap Growth Portfolio	8,828,535
248,882	Maxim Loomis Sayles Small-Cap Value Portfolio	3,335,024
634,792	Maxim MFS® International Growth Portfolio	5,103,728
1,075,441	Maxim MidCap Value Portfolio	6,710,750
367,406	Maxim Small-Cap Growth Portfolio	4,530,121
500,748	Maxim Small-Cap Value Portfolio	3,375,043
632,786	Maxim T. Rowe Price Equity/Income Portfolio	6,656,906
372,522	Maxim T. Rowe Price MidCap Growth Portfolio	4,466,536
357,787	Maxim U.S. Government Mortgage Securities Portfolio	4,314,907
579,602	Putnam Equity Income Fund	6,653,833
434,797	Putnam High Yield Advantage Fund	2,169,635
842,187	Putnam Mid Cap Value Fund	6,729,077

TOTAL COMMON STOCK		$83,917,406
(Cost $101,192,905)

FIXED INTEREST CONTRACT

Shares		Value ($)
4,149,556	*Great West Life & Annuity Contract	4,298,620

TOTAL FIXED INTEREST CONTRACT		$4,298,620
(Cost $4,149,556)

OTHER ASSETS AND LIABILITIES		(1,208)

TOTAL MAXIM MODERATELY AGGRESSIVE PROFILE II PORTFOLIO		$88,214,818

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

See Notes to Financial Statements.                                                                                                                     (Continued)

MAXIM SERIES FUND, INC.

MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2009
UNAUDITED

COMMON STOCK

Shares		Value ($)
188,533	Maxim Bernstein International Equity Portfolio	1,138,737
254,435	Maxim Federated Bond Portfolio	2,508,730
207,068	Maxim Global Bond Portfolio	1,710,385
253,116	Maxim High Yield Bond Portfolio	1,683,223
110,065	Maxim Invesco ADR Portfolio	1,124,867
277,523	Maxim Janus Large Cap Growth Portfolio	2,575,417
129,069	Maxim Loomis Sayles Small-Cap Value Portfolio	1,729,525
141,032	Maxim MFS® International Growth Portfolio	1,133,898
139,431	Maxim MidCap Value Portfolio	870,050
85,831	Maxim Short Duration Bond Portfolio	839,431
259,666	Maxim Small-Cap Value Portfolio	1,750,147
123,067	Maxim T. Rowe Price Equity/Income Portfolio	1,294,669
144,896	Maxim T. Rowe Price MidCap Growth Portfolio	1,737,307
208,748	Maxim U.S. Government Mortgage Securities Portfolio	2,517,500
112,723	Putnam Equity Income Fund	1,294,058
338,239	Putnam High Yield Advantage Fund	1,687,811
109,190	Putnam Mid Cap Value Fund	872,430

TOTAL COMMON STOCK		$26,468,185
(Cost $27,281,605)

FIXED INTEREST CONTRACT

Shares		Value ($)
7,297,677	*Great West Life & Annuity Contract	7,524,048

TOTAL FIXED INTEREST CONTRACT		$7,524,048
(Cost $7,297,676)

OTHER ASSETS AND LIABILITIES		(465)

TOTAL MAXIM MODERATELY CONSERVATIVE PROFILE II PORTFOLIO		$33,991,768

* Shares for the Great-West Life & Annuity Contract represent amount contributed.

See Notes to Financial Statements.                                                                                                                     (Concluded)

SHAREHOLDER EXPENSE EXAMPLES

Maxim Aggressive Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$1,073.35	$0.51

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Maxim Moderately Aggressive Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$1,076.47	$0.51

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Maxim Moderate Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$1,068.89	$0.51

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Maxim Moderately Conservative Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$1,072.73	$0.51

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Maxim Conservative Profile II Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2008 to June 30, 2009).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/2008)	(06/30/09)	(12/31/08-06/30/09)

Actual	$1,000.00	$1,078.37	$0.52

Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50

*Expenses are equal to the Portfolio's annualized expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of the Fund, including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 23, 2009 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
AllianceBernstein L.P.	Maxim Bernstein International Equity Portfolio

Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio

Federated Investment Management Company	Maxim Federated Bond Portfolio

Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio

Invesco Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio

Invesco Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio

Franklin Advisers, Inc.	Maxim Global Bond Portfolio

Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio

Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio

Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio

Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio

Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio

T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio

Western Asset Management Company	Maxim High Yield Bond Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 17, 2009, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2008, calendar year returns for the five-year period ended December 31, 2008, and risk-adjusted performance measures.  In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim Bernstein International Equity Portfolio, Maxim High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.  With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares.  With regard to the Maxim Bernstein International Equity Portfolio, the Board was advised that MCM was in the process of recommending a replacement sub-adviser.  Regarding the Maxim High Yield Bond Portfolio, the Board noted that they had previously authorized MCM to take steps to replace the Portfolio’s sub-adviser and that it would be necessary to continue the sub-advisory agreement with the current sub-adviser until the sub-advisory agreement with the new sub-adviser became effective.  Finally, with regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had performed as well as or better than its Morningstar category over the most recent two calendar years, and concluded that it was satisfied with the current performance of the Portfolio.  As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable.  With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.  Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.  With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though the expense ratio for the Maxim Bond Index Portfolio was at the higher end of the range.  With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.  The Board also noted that most of the Portfolios had experienced a significant reduction in assets under management due primarily to the general market declines stemming from the economic crisis and other adverse market developments in 2008.  Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:	August 25, 2009

By:	/s/ M.C. Maiers
M.C. Maiers
Treasurer & Investment Compliance Officer

Date:	August 25, 2009